Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110

                                    February 29, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Core Fixed Income Fund, DWS Short Duration Fund, DWS High Income Plus Fund, DWS Short-Term Municipal Bond Fund and DWS International Select Equity Fund (collectively, the "Funds"), each a series of DWS Advisor Funds (the "Trust") (Reg. Nos. 33-07404 File No.811-04760)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 157 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

                                    Very truly yours,


                                    /s/Laura McCollum
                                    Laura McCollum, Esq.
                                    Vice President and Counsel
                                    Deutsche Investment Management Americas Inc.


mal/lc

cc:      Mary Carty, Esq./Willkie Farr & Gallagher